Restructuring and Asset Impairment Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges
Restructuring and asset impairment charges were as follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Wireless restructuring recoveries:
Asset recoveries	$—	$—	$(710)
Contract termination recoveries	—	—	(751)
Employee severance and termination benefits recoveries	—	—	(77)
Total wireless restructuring recoveries	—	—	(1,538)
Loss on subscriber contract sales	—	—	2,551
Employee severance and termination benefits charges	4,683	—	—
Total restructuring and asset impairment charges	$4,683	$—	$1,013

Summary of Restructuring Activity
The following table presents accrued restructuring activity for the three months ended March 31, 2019 and the twelve months ended December 31, 2018 (in thousands):

	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2017	$558	$—	$558
Restructuring expenses	—	4,683	4,683
Cash payments	(91)	(4,341)	(4,432)
Accrued restructuring balance as of December 31, 2018	467	342	809
Cash payments	(23)	(257)	(280)
Accrued restructuring balance as of March 31, 2019	$444	$85	$529

The following table presents accrued restructuring activity for the years ended December 31, 2018 and 2017.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275
Restructuring and impairment recoveries	(710)	(751)	(77)	(1,538)
Cash payments	—	(2,554)	(244)	(2,798)
Non-cash settlements	710	—	—	710
Accrued restructuring balance as of December 31, 2016	—	649	—	649
Cash payments	—	(91)	—	(91)
Accrued restructuring balance as of December 31, 2017	—	558	—	558
Restructuring expenses	—	—	4,683	4,683
Cash payments	—	(91)	(4,341)	(4,432)
Accrued restructuring balance as of December 31, 2018	$—	$467	$342	$809